PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property Plant And Equipment [Line Items]
Total costs	¥ 77,280		¥ 74,819
Less: accumulated depreciation and amortization	(68,180)		(55,370)
Property and equipment, net	9,100	$ 1,428	19,449
Leasehold improvement
Property Plant And Equipment [Line Items]
Total costs	8,093		8,093
Motor vehicles
Property Plant And Equipment [Line Items]
Total costs	1,993		1,993
Electronic equipment
Property Plant And Equipment [Line Items]
Total costs	58,561		56,453
Office equipment & furniture
Property Plant And Equipment [Line Items]
Total costs	7,226		6,873
Software
Property Plant And Equipment [Line Items]
Total costs	¥ 1,407		¥ 1,407